Note 13 - Fair Value	9 Months Ended	12 Months Ended
	Mar. 31, 2019	Jun. 30, 2018
Notes to Financial Statements
Fair Value Disclosures [Text Block]
Note
4
- Fair Value

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three
levels of inputs that
may
be used to measure fair values:

Level
1:
Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level
2:
Significant other observable inputs other than Level
1
prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not
active; or other inputs that are observable or can be corroborated by observable market data.

Level
3:
Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Financial assets and financial liabilities measured at fair value on a recurring basis include the following:

Securities available-for-sale:
When available, the fair values of available-for-sale securities are determined by obtaining quoted prices on nationally recognized securities exchanges (Level
1
inputs). For securities where quoted market prices are
not
available, fair values are calculated based on market prices of similar securities (Level
2
inputs). For securities where quoted prices or market prices of similar securities are not
available, fair values are calculated using discounted cash flows or other unobservable inputs (Level
3
inputs).

Assets and liabilities measured at fair value on a recurring basis are summarized below, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:
		Fair Value Measurements at March 31, 2019 Using
	Balance at March 31, 2019	Level 1	Level 2	Level 3
Assets:
Obligations of U.S. government-sponsored entities and agencies	$18,317	$—	$18,317	$—
Obligations of states and political subdivisions	57,388	—	57,388	—
Mortgage-backed securities – residential	58,379	—	58,379	—
Mortgage-backed securities – commercial	1,731	—	1,731	—
Collateralized mortgage obligations - residential	5,837	—	5,837	—

		Fair Value Measurements at June 30, 2018 Using
	Balance at June 30, 2018	Level 1	Level 2	Level 3
Assets:
Obligations of U.S. government-sponsored entities and agencies	$16,122	$—	$16,122	$—
Obligations of states and political subdivisions	56,590	—	56,590	—
Mortgage-backed securities - residential	63,408	—	63,408	—
Mortgage-backed securities - commercial	1,415	—	1,415	—
Collateralized mortgage obligations - residential	5,766	—	5,766	—
Pooled trust preferred security	727	—	727	—

There were
no
transfers between Level
1
and Level
2
during the
three
- or
nine
-month periods ended
March 31, 2019
or
2018.

Certain financial assets and financial liabilities are measured at fair value on a non-recurring basis; that is, the instruments are not
measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances. Financial assets and financial liabilities measured at fair value on a non-recurring basis include the following:

Impaired Loans:
At the time a loan is considered impaired, it is valued at the lower of cost or fair value. Impaired loans carried at fair value generally receive specific allocations of the allowance for loan losses or are charged down to their fair value. For collateral dependent loans, fair value is commonly based on recent real estate appraisals. These appraisals may
utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level
3
classification of the inputs for determining fair value.

Other Real Estate Owned:
Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. Real estate owned properties are evaluated on a quarterly basis for additional impairment and adjusted accordingly. There was no
other real estate owned being carried at fair value as of
March 31, 2019
or
June 30, 2018.

There were
no
financial assets measured at fair value on a non-recurring basis at
June 30, 2018.
Financial assets measured at fair value on a non-recurring basis at
March 31, 2019
are summarized below:

		Fair Value Measurements at March 31, 2019 Using
	Balance at March 31, 2019	Level 1	Level 2	Level 3
Impaired loans:
Commercial Real Estate - Other	$59	$—	$—	$59

The resulting impact to the provision for loan losses was an increase of
$25
being recorded for the
three
months ended
March 31, 2019
and
$80
for the
nine
months ended
March 31, 2019.
There was
no
impact to the provision for loan losses for the
three
months ended
March 31, 2018.
The resulting impact to the provision for loan losses was a decrease of
$17
being recorded for the
nine
months ended
March 31, 2018.

The following table shows the estimated fair values of financial instruments that are reported at amortized cost in Consumers’ consolidated balance sheets, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	March 31, 2019		June 30, 2018
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial Assets:
Level 1 inputs:
Cash and cash equivalents	$8,352	$8,352	$7,772	$7,772
Level 2 inputs:
Certificates of deposits in other financial institutions	1,983	1,981	2,973	2,976
Loans held for sale	844	862	1,448	1,474
Accrued interest receivable	1,707	1,707	1,404	1,404
Level 3 inputs:
Securities held-to-maturity	3,824	3,861	4,024	4,048
Loans, net	343,806	342,195	315,087	311,642
Financial Liabilities:
Level 2 inputs:
Demand and savings deposits	357,159	357,159	351,422	351,422
Time deposits	102,130	102,458	78,541	78,332
Short-term borrowings	4,025	4,025	13,367	13,367
Federal Home Loan Bank advances	12,106	11,860	11,756	11,146
Accrued interest payable	128	128	68	68

The assumptions used to estimate fair value are described as follows:

Cash and cash equivalents:
The carrying value of cash, deposits in other financial institutions and federal funds sold were considered to approximate fair value resulting in a Level
1
classification.

Certificates of deposits in other financial institutions
: Fair value of certificates of deposits in other financial institutions was estimated using current rates for deposits of similar remaining maturities resulting in a Level
2
classification.

Accrued interest receivable and payable, demand and savings deposits and short-term borrowings
:
The carrying value of accrued interest receivable and payable, demand and savings deposits and short-term borrowings were considered to approximate fair value due to their short-term duration resulting in a Level
2
classification.

Loans held for sale:
The fair value of loans held for sale is estimated based upon binding contracts and quotes from third
party investors resulting in a Level
2
classification.

Loans:
Effective for the period ended
September 30, 2018,
the fair value of loans were determined using an exit price methodology as prescribed by ASU
2016
-
01.
The exit price estimation of fair value is based on the future value of expected cash flows. The projected cash flows are based on the contractual terms of the loans, adjusted for prepayments and use of a current market rate based on the relative credit risk of the loan. In addition, an incremental liquidity discount is applied resulting in a Level
3
classification. In comparison, loan fair values as of
June 30, 2018
were estimated based on an entrance price methodology. As a result, the fair value adjustments as of
March 31, 2019
and
June 30, 2018
are
not
comparable.

Securities held-to-maturity:
The held-to-maturity securities are general obligation and revenue bonds made to local municipalities. The fair values of these securities are estimated using a spread to the applicable municipal fair market curve resulting in a Level
3
classification.

Time deposits:
Fair value of fixed-maturity certificates of deposit was estimated using the rates offered at
March 31, 2019
and
June 30, 2018,
for deposits of similar remaining maturities, resulting in a Level
2
classification. Estimated fair value does
not
include the benefit that results from low-cost funding provided by the deposit liabilities compared to the cost of borrowing funds in the market.

Federal Home Loan Bank advances:
Fair value of Federal Home Loan Bank advances was estimated using current rates at
March 31, 2019
and
June 30, 2018
for similar financing resulting in a Level
2
classification.

Federal bank and other restricted stocks, at cost:
Federal bank and other restricted stocks include stock acquired for regulatory purposes, such as Federal Home Loan Bank stock and Federal Reserve Bank stock that are accounted for at cost due to restrictions placed on their transferability; and therefore, are not
subject to the fair value disclosure requirements.

Off-balance sheet commitments:
Consumers’ lending commitments have variable interest rates and “escape” clauses if the customer’s credit quality deteriorates. Therefore, the fair values of these items are not
significant and are
not
included in the above table.

NOTE
13—FAIR
VALUE

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. There are three
levels of inputs that
may
be used to measure fair values:

Level
1:
Quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity has the ability to access as of the measurement date.

Level
2:
Significant other observable inputs other than Level
1
prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not
active; or other inputs that are observable or can be corroborated by observable market data.

Level
3:
Significant unobservable inputs that reflect a company’s own assumptions about the assumptions that market participants would use in pricing an asset or liability.

Financial assets and financial liabilities measured at fair value on a recurring basis include the following:

Securities available-for-sale:
When available, the fair values of available-for-sale securities are determined by obtaining quoted prices on nationally recognized securities exchanges (Level
1
inputs). For securities where quoted market prices are
not
available, fair values are calculated based on market prices of similar securities (Level
2
inputs). For securities where quoted prices or market prices of similar securities are not
available, fair values are calculated using discounted cash flows or other unobservable inputs (Level
3
inputs).

Assets and liabilities measured at fair value on a recurring basis are summarized below, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

		Fair Value Measurements at June 30, 2018 Using
	Balance at June 30, 2018	Level 1	Level 2	Level 3
Assets:
Securities available-for-sale:
Obligations of government-sponsored entities	$16,122	$—	$16,122	$—
Obligations of states and political subdivisions	56,590	—	56,590	—
Mortgage-backed securities - residential	63,408	—	63,408	—
Mortgage-backed securities - commercial	1,415	—	1,415	—
Collateralized mortgage obligations	5,766	—	5,766	—
Pooled trust preferred security	727	—	727	—

		Fair Value Measurements at June 30, 2017 Using
	Balance at June 30, 2017	Level 1	Level 2	Level 3
Securities available-for-sale:
Obligations of government-sponsored entities	$12,587	$—	$12,587	$—
Obligations of states and political subdivisions	57,460	—	57,460	—
Mortgage-backed securities - residential	63,838	—	63,838	—
Mortgage-backed securities - commercial	1,458	—	1,458	—
Collateralized mortgage obligations	6,211	—	6,211	—
Pooled trust preferred security	532	—	532	—

There were
no
transfers between Level
1
and Level
2
during the
2017
or the
2018
fiscal year.

Certain financial assets and financial liabilities are measured at fair value on a non-recurring basis; that is, the instruments are not
measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances. Financial assets and financial liabilities measured at fair value on a non-recurring basis include the following:

Impaired Loans:
At the time a loan is considered impaired, it is valued at the lower of cost or fair value. Impaired loans carried at fair value generally receive specific allocations of the allowance for loan losses or are charged down to their fair value. For collateral dependent loans, fair value is commonly based on recent real estate appraisals. These appraisals may
utilize a single valuation approach or a combination of approaches including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically result in a Level
3
classification of the inputs for determining fair value.

Other Real Estate Owned:
Assets acquired through or instead of loan foreclosure are initially recorded at fair value less costs to sell when acquired, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. Real estate owned properties are evaluated on a quarterly basis for additional impairment and adjusted accordingly.

There were
no
financial assets measured at fair value on a non-recurring basis at
June 30, 2018.
Financial assets and financial liabilities measured at fair value on a non-recurring basis at
June 30, 2017
are summarized below:

		Fair Value Measurements at June 30, 2017 Using
	Balance at June 30, 2017	Level 1	Level 2	Level 3
Impaired loans:
Commercial Real Estate - Other	$130	$—	$—	$130
Other Real Estate Owned:
1-4 Family residential real estate	$71	$—	$—	$71

There were
no
impaired loans measured at fair value on a non-recurring basis at
June 30, 2018
and the resulting impact to the provision for loan losses was a decrease of
$17
being recorded for the
twelve
months ended
June 30, 2018.
Impaired loans, measured for impairment using the fair value of the collateral, had a recorded investment of
$130,
with
no
valuation allowance at
June 30, 2017.
The resulting impact to the provision for loan losses was an increase of
$314
being recorded for the year ended
June 30, 2017.

Other real estate owned, which is measured at the lower of carrying or fair value less costs to sell, had a net carrying amount of
$71,
which was made up of the outstanding balance of
$103,
net of a valuation allowance of
$32
at
June 30, 2017,
resulting in a provision for other real estate owned losses of
$32
for the year ended
June 30, 2017.
There was
no
other real estate owned at
June 30, 2018.

The following table presents quantitative information about Level
3
fair value measurements for financial instruments measured at fair value on a non-recurring basis at
June 30, 2017:

	Fair Value	Valuation Technique	Unobservable Inputs	Range	Weighted Average
Impaired loans:
Commercial Real Estate – Other	$130	Bid Indication	N/A	0.0%	0.0%
Other Real Estate Owned:
1-4 Family residential real estate	$71	Bid Indication	N/A	0.0%	0.0%

The following table shows the estimated fair values of financial instruments that are reported at amortized cost in Consumers’ consolidated balance sheets, segregated by the level of the valuation inputs within the fair value hierarchy utilized to measure fair value:

	2018		2017
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Financial Assets:
Level 1 inputs:
Cash and cash equivalents	$7,772	$7,772	$9,912	$9,912
Level 2 inputs:
Certificates of deposits in other financial institutions	2,973	2,976	3,921	3,927
Loans held for sale	1,448	1,474	1,252	1,286
Accrued interest receivable	1,404	1,404	1,212	1,212
Level 3 inputs:
Securities held-to-maturity	4,024	4,048	4,259	4,329
Loans, net	315,087	311,642	269,781	266,041
Financial Liabilities:
Level 2 inputs:
Demand and savings deposits	351,422	351,422	307,960	307,960
Time deposits	78,541	78,332	66,511	66,535
Short-term borrowings	13,367	13,367	23,986	23,986
Federal Home Loan Bank advances	11,756	11,146	12,320	12,054
Accrued interest payable	68	68	40	40

  The assumptions used to estimate fair value are described as follows:

Cash and cash equivalents:
The carrying value of cash, deposits in other financial institutions and federal funds sold were considered to approximate fair value resulting in a Level
1
classification.

Certificates
of deposits in other financial institutions:
Fair value of certificates of deposits in other financial institutions was estimated using current rates for deposits of similar remaining maturities resulting in a Level
2
classification.

Accrued interest receivable and payable, demand and savings deposits and short-term borrowings
: The carrying value of accrued interest receivable and payable, demand and savings deposits and short-term borrowings were considered to approximate fair value due to their short-term duration resulting in a Level
2
classification.

Loans held for sale:
The fair value of loans held for sale is estimated based upon binding contracts and quotes from third
party investors resulting in a Level
2
classification.

Loans:
Fair value for loans was estimated for portfolios of loans with similar financial characteristics. For adjustable rate loans that reprice at least annually and for fixed rate commercial loans with maturities of six
months or less which possess normal risk characteristics, carrying value was determined to be fair value. Fair value of other types of loans (including adjustable rate loans which reprice less frequently than annually and fixed rate term loans or loans which possess higher risk characteristics) was estimated by discounting future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and for similar anticipated maturities resulting in a Level
3
classification. The methods utilized to estimate the fair value of loans do not
necessarily represent an exit price.

Securities held-to-maturity:
The held-to-maturity securities are general obligation and revenue bonds issued by local municipalities. The fair value of these securities are calculated using a spread to the applicable municipal fair market curve resulting in a Level
3
classification.

Time deposits:
Fair value of fixed-maturity certificates of deposit was estimated using the rates offered at
June 30, 2018
and
2017
for deposits of similar remaining maturities, resulting in Level
2
classification. Estimated fair value does
not
include the benefit that results from low-cost funding provided by the deposit liabilities compared to the cost of borrowing funds in the market.

Federal Home Loan Bank advances:
Fair value of Federal Home Loan Bank advances was estimated using current rates at
June 30, 2018
and
2017
for similar financing resulting in a Level
2
classification.

Federal bank and other restricted stocks, at cost:
Federal bank and other restricted stocks include stock acquired for regulatory purposes, such as Federal Home Loan Bank stock and Federal Reserve Bank stock that are accounted for at cost due to restrictions placed on their transferability, and, therefore, are not
subject to the fair value disclosure requirements.

Off-balance sheet commitments:
Consumers’ lending commitments have variable interest rates and “escape” clauses if the customer’s credit quality deteriorates. Therefore, the fair values of these items are not
significant and are
not
included in the above table.